Equity-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Total Equity-Based Compensation Expense Recognized for All ISOs and Restricted Stock Awards

The following table summarizes the total equity-based compensation expense recognized for all ISOs and restricted stock awards:

	Quarter Ended June 30, 2013	Six Months Ended June 30, 2013
Equity-based compensation expense recognized:
ISOs	$161	$257
Restricted stock	39	54

Total equity-based compensation expense before income taxes	$200	$311
Benefit for income taxes*	—	—

Total equity-based compensation expense net of income taxes	$200	$311

*	The benefit for income taxes from equity-based compensation has been determined to be $0 based on a full valuation allowance against net deferred tax assets for both the quarter and six months ended June 30, 2013. In the absence of a full valuation allowance, the tax benefit derived from equity-based compensation would be approximately $34 and $51 for the quarter and six months ended June 30, 2013, respectively.

Summary of Fair Value of ISOs Estimated on the Date of Grant Using the Black-Scholes Option

The fair value of ISOs was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Weighted average fair value per ISO	$11.03
Volatility	68.70%
Average risk-free interest rate	1.07%
Dividend yield	0.00%
Expected term (years)	6.0

Summary of Activity for ISOs

The activity for ISOs for the six months ended June 30, 2013, was as follows:

	Number of ISOs	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value

Outstanding at January 1, 2013	—	$—	$—
ISOs granted	180,000	$18.00	$11.03
ISOs forfeited	(5,000)	$18.00	$11.03

Outstanding at June 30, 2013	175,000	$18.00	$11.03

ISOs exercisable	—	$—	$—
ISOs expected to vest	175,000	$18.00	$11.03

Summary of Activity for Restricted Stock Awards

The activity for restricted stock awards for the six months ended June 30, 2013, was as follows:

	Shares of Restricted Stock	Weighted Average Grant Date Fair Value

Outstanding at January 1, 2013	—	$—
Restricted shares granted	20,000	$23.26
Restricted shares forfeited	—	$—

Outstanding at June 30, 2013	20,000	$23.26

Restricted shares vested	—	$—
Restricted shares expected to vest	20,000	$23.26